SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION

CIM REAL ESTATE FINANCE TRUST, INC.

SCHEDULE III — REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION — (Continued)

(in thousands)

			Initial Costs to Company				Gross Amount at Which Carried At December 31, 2019 (c) (d) (e)
Description (a)	Encumbrances		Land	Buildings, Fixtures and Improvements	Total Adjustment to Basis (b)			Accumulated Depreciation (e) (f) (g)	Date Acquired	Date Constructed
Real Estate Held for Investment:
10Box Cost-Plus:
Conway, AR	(h	)	$733	$1,654	$—		$2,387	$118	9/5/2017	1989
Russellville, AR	(h	)	990	1,470	—		2,460	130	3/20/2017	1989
Academy Sports:
Clarksville, TN	(h	)	1,811	6,603	—		8,414	993	6/17/2014	2014
Cookeville, TN	(h	)	—	23,847	73,371		97,218	9,604	9/30/2014	2015
Douglasville, GA	(h	)	1,360	8,593	—		9,953	1,276	6/12/2014	2014
Flowood, MS	(h	)	1,534	7,864	—		9,398	1,251	6/27/2014	2014
Greenville, NC	(h	)	1,968	7,054	—		9,022	633	1/12/2017	2016
McDonough, GA	(h	)	1,846	5,626	—		7,472	891	4/24/2014	2010
Valdosta, GA	$5,838		2,482	5,922	—		8,404	1,167	5/10/2013	2012
Advance Auto:
Mattoon, IL	(h	)	261	1,063	—		1,324	107	12/4/2015	2015
Willmar, MN	(h	)	200	1,279	—		1,479	155	3/25/2015	2014
Albany Square:
Albany, GA	4,600		1,606	7,113	373		9,092	1,382	2/26/2014	2013
Almeda Crossing:
Houston, TX	(h	)	4,738	26,245	(3,163)		27,820	503	8/7/2014	2006
AutoZone:
Sheffield, OH	(h	)	815	—	770		1,585	99	10/15/2014	2014
Bass Pro Shops:
Tallahassee, FL	(h	)	945	5,713	—		6,658	1,028	8/20/2013	2013
Beavercreek Shopping Center:
Beavercreek, OH	—		5,504	25,178	554		31,236	4,419	10/31/2013	2013
Bed Bath & Beyond/La-Z-Boy:
Schaumburg, IL	7,300		4,786	6,149	(1,065)		9,870	219	3/8/2013	1997
Bob Evans:
Akron, OH	(h	)	447	1,537	—		1,984	129	4/28/2017	2007
Anderson, IN	(h	)	912	1,455	—		2,367	124	4/28/2017	1984
Austintown, OH	(h	)	305	1,426	—		1,731	128	4/28/2017	1995
Birch Run, MI	(h	)	733	1,192	—		1,925	105	4/28/2017	2008
Blue Ash, OH	(h	)	628	1,429	—		2,057	139	4/28/2017	1994
Chardon, OH	(h	)	333	682	—		1,015	65	4/28/2017	2003
Chillicothe, OH	(h	)	557	1,524	—		2,081	133	4/28/2017	1998
Columbus, OH	—		523	1,376	—		1,899	124	4/28/2017	2003
Dayton, OH	(h	)	325	1,438	—		1,763	133	4/28/2017	1998
Eldersburg, MD	(h	)	557	876	—		1,433	75	4/28/2017	2000
Florence, KY	(h	)	496	1,876	—		2,372	170	4/28/2017	1991
Holland, MI	(h	)	314	1,367	—		1,681	123	4/28/2017	2004
Huntersville, NC	(h	)	751	657	—		1,408	57	4/28/2017	2008
Hurricane, WV	(h	)	297	1,654	—		1,951	135	4/28/2017	1993
Milford, OH	(h	)	271	1,498	—		1,769	136	4/28/2017	1987
Monroeville, PA	(h	)	1,340	848	—		2,188	70	4/28/2017	1995
Nicholasville, KY	(h	)	731	693	—		1,424	59	4/28/2017	1989
North Canton, OH	(h	)	859	1,393	—		2,252	126	4/28/2017	2006
Ripley, WV	(h	)	269	1,304	—		1,573	114	4/28/2017	1988
Tipp City, OH	(h	)	554	1,120	—		1,674	104	4/28/2017	1989
Warsaw, IN	(h	)	684	1,222	—		1,906	106	4/28/2017	1993
Boston Commons:
Springfield, MA	(h	)	3,101	7,042	280		10,423	1,085	8/19/2014	2004
Bottom Dollar Grocery:
Ambridge, PA	$—		$519	$2,985	$—		$3,504	$471	11/5/2013	2012
Bryan Crossing:
Kodak, TN	4,958		863	6,523	(7,386	)(i)	—	—	9/9/2014	2008
Cabela’s:
Acworth, GA	(h	)	4,979	18,775	—		23,754	1,179	9/25/2017	2014
Avon, OH	(h	)	2,755	10,751	—		13,506	686	9/25/2017	2016
La Vista, NE	(h	)	3,260	16,923	—		20,183	1,022	9/25/2017	2006
Sun Prairie, WI	(h	)	3,373	14,058	—		17,431	931	9/25/2017	2015
Caliber Collision Center:
Frisco, TX	(h	)	1,484	2,038	—		3,522	310	9/16/2014	2014
Las Cruces, NM	(h	)	673	1,949	—		2,622	285	3/21/2014	2014
Midwest City, OK	(h	)	259	1,165	—		1,424	177	2/21/2014	2013
Denver, CO	(h	)	855	658	—		1,513	94	6/25/2014	1975
San Antonio, TX	(h	)	622	832	—		1,454	118	6/4/2014	2014
Wylie, TX	(h	)	816	2,690	—		3,506	377	2/10/2015	2014
Camping World:
Pensacola, FL	(h	)	2,152	3,831	(1,307)		4,676	19	4/29/2014	2014
Canton Marketplace:
Canton, GA	32,000		8,310	48,667	(56,977	)(i)	—	—	3/28/2013	2009
Carlisle Crossing:
Carlisle, PA	—		4,491	15,817	14		20,322	2,527	9/18/2014	2006
Chase:
Hanover Township, NJ	(h	)	2,192	—	—		2,192	—	12/18/2013	2012
Chestnut Square:
Brevard, NC	(h	)	425	5,037	(5,462	)(i)	—	—	6/7/2013	2008
Chick-fil-A:
Dickson City, PA	—		1,113	7,946	(7,817)		1,242	194	6/30/2014	2013
Costco:
Tallahassee, FL	5,146		9,497	—	—		9,497	—	12/11/2012	2006
Cottonwood Commons:
Albuquerque, NM	19,250		4,986	28,881	196		34,063	4,928	7/19/2013	2013
Coventry Crossing:
Coventry, RI	6,000		3,462	5,899	(2,291)		7,070	—	9/12/2013	2008
Crosspoint:
Hagerstown, MD	(h	)	12,285	14,359	(1,024)		25,620	2,522	9/30/2014	2000
Crossroads Annex:
Lafayette, LA	(h	)	1,659	7,091	(8,750	)(i)	—	—	12/4/2013	2013
Crossroads Commons:
Plover, WI	(h	)	1,000	4,515	(5,515	)(i)	—	—	12/10/2013	2012
CVS:
Arnold, MO	(h	)	2,043	2,367	—		4,410	368	12/13/2013	2013
Asheville, NC	(h	)	1,108	1,084	—		2,192	220	4/26/2012	1998
Austin, TX	(h	)	1,076	3,475	—		4,551	537	12/13/2013	2013
Bloomington, IN	(h	)	1,620	2,957	—		4,577	460	12/13/2013	2012
Blue Springs, MO	(h	)	395	2,722	—		3,117	423	12/13/2013	2013
Bridgeton, MO	(h	)	2,056	2,362	—		4,418	367	12/13/2013	2013
Charleston, SC	(h	)	869	1,009	—		1,878	205	4/26/2012	1998
Chesapeake, VA	(h	)	1,044	3,053	—		4,097	484	12/13/2013	2013
Chicago, IL	(h	)	1,832	4,255	—		6,087	722	3/20/2013	2008
Cicero, IN	(h	)	487	3,099	—		3,586	481	12/13/2013	2013
Corpus Christi, TX	(h	)	648	2,557	—		3,205	501	4/19/2012	1998
CVS (continued):
Danville, IN	(h	)	$424	$2,105	$76		$2,605	$312	7/16/2014	1998
Eminence, KY	(h	)	872	2,511	—		3,383	385	12/13/2013	2013
Goose Creek, SC	(h	)	1,022	1,980	—		3,002	305	12/13/2013	2013
Greenwood, IN	(h	)	912	3,549	61		4,522	580	7/11/2013	1999
Hanover Township, NJ	(h	)	4,746	—	—		4,746	—	12/18/2013	2012
Hazlet, NJ	(h	)	3,047	3,610	—		6,657	558	12/13/2013	2013
Honesdale, PA	(h	)	1,206	3,342	—		4,548	532	12/13/2013	2013
Independence, MO	(h	)	359	2,242	—		2,601	349	12/13/2013	2013
Indianapolis, IN	(h	)	1,110	2,484	—		3,594	386	12/13/2013	2013
Irving, TX	(h	)	745	3,034	—		3,779	562	10/5/2012	2000
Janesville, WI	(h	)	736	2,545	—		3,281	395	12/13/2013	2013
Katy, TX	(h	)	1,149	2,462	—		3,611	374	12/13/2013	2013
Lincoln, NE	(h	)	2,534	3,014	—		5,548	467	12/13/2013	2013
London, KY	(h	)	1,445	2,661	—		4,106	431	9/10/2013	2013
Middletown, NY	(h	)	665	5,483	—		6,148	840	12/13/2013	2013
North Wilkesboro, NC	(h	)	332	2,369	73		2,774	373	10/25/2013	1999
Poplar Bluff, MO	(h	)	1,861	2,211	—		4,072	345	12/13/2013	2013
Salem, NH	(h	)	3,456	2,351	—		5,807	362	11/18/2013	2013
San Antonio, TX	(h	)	1,893	1,848	—		3,741	291	12/13/2013	2013
Sand Springs, OK	(h	)	1,765	2,283	—		4,048	357	12/13/2013	2013
Santa Fe, NM	(h	)	2,243	4,619	—		6,862	706	12/13/2013	2013
Sedalia, MO	(h	)	466	2,318	—		2,784	361	12/13/2013	2013
St. John, MO	(h	)	1,546	2,601	—		4,147	404	12/13/2013	2013
Temple Hills, MD	(h	)	1,817	2,989	—		4,806	476	9/30/2013	2001
Vineland, NJ	(h	)	813	2,926	—		3,739	469	12/13/2013	2010
Waynesboro, VA	(h	)	986	2,708	—		3,694	421	12/13/2013	2013
West Monroe, LA	(h	)	1,738	2,136	—		3,874	334	12/13/2013	2013
Darien Towne Center:
Darien, IL	(h	)	6,718	11,951	915		19,584	2,713	12/17/2013	1994
Decatur Commons:
Decatur, AL	$7,000		2,478	9,333	861		12,672	1,773	7/10/2013	2004
Dick’s PetSmart Center:
Oshkosh, WI	(h	)	1,445	6,599	(1,667)		6,377	—	9/23/2016	2015
Dick’s Sporting Goods:
Oklahoma City, OK	5,858		685	10,587	—		11,272	2,077	12/31/2012	2012
Dollar General:
Akron, OH	(h	)	112	1,099	—		1,211	190	11/1/2013	2013
Buffalo, NY	(h	)	122	1,099	—		1,221	148	12/5/2014	2014
Columbus, OH	(h	)	279	1,248	—		1,527	216	11/7/2013	2013
Des Moines, IA	(h	)	166	943	—		1,109	162	8/9/2013	2012
Houston, TX	(h	)	255	1,393	—		1,648	223	10/18/2013	2013
Kansas City, MO	(h	)	283	1,068	—		1,351	178	10/18/2013	2013
Kansas City, MO	(h	)	233	1,054	—		1,287	174	11/1/2013	2013
Lamesa, TX	(h	)	75	803	(878	)(i)	—	—	7/31/2014	2014
Lansing, MI	(h	)	232	939	—		1,171	133	6/25/2014	2014
Leicester, NC	(h	)	134	800	(934	)(i)	—	—	6/17/2013	2013
Mission, TX	(h	)	182	858	—		1,040	123	9/5/2014	2014
Mobile, AL	(h	)	410	1,059	—		1,469	190	6/17/2013	2013
Nashville, MI	(h	)	103	1,255	(1,358	)(i)	—	—	1/24/2014	2013
Parchment, MI	(h	)	168	1,162	—		1,330	164	6/25/2014	2014
Pueblo, CO	(h	)	144	909	—		1,053	163	1/4/2013	2012
Ravenna, MI	(h	)	199	958	(1,157	)(i)	—	—	1/24/2014	2013
Dollar General (continued):
Romulus, MI	(h	)	$274	$1,171	$—		$1,445	$174	3/7/2014	2013
Russell, KS	(h	)	54	899	(953	)(i)	—	—	8/5/2014	2014
Shelby, MI	(h	)	128	1,033	(1,161	)(i)	—	—	1/24/2014	2013
Spring, TX	(h	)	277	1,132	—		1,409	183	9/30/2013	2013
Springfield, IL	(h	)	205	934	—		1,139	129	9/17/2014	2014
St. Louis, MO	(h	)	229	1,102	—		1,331	178	12/31/2013	2013
St. Louis, MO	(h	)	240	1,118	—		1,358	178	1/15/2014	2013
Weslaco, TX	(h	)	141	848	—		989	121	9/5/2014	2014
East Manchester Village Center:
Manchester, PA	$8,300		2,517	12,672	233		15,422	2,117	12/19/2013	2009
East West Commons:
Austell, GA	13,000		10,094	16,034	3,943		30,071	2,822	9/30/2014	2002
Evergreen Marketplace:
Evergreen Park, IL	(h	)	2,823	6,239	—		9,062	1,283	9/6/2013	2013
Family Dollar:
Adelanto, GA	(h	)	463	1,711	—		2,174	230	11/14/2014	2014
Bessemer, AL	(h	)	201	1,043	—		1,244	168	12/27/2013	2013
Birmingham, AL	(h	)	500	831	—		1,331	136	12/27/2013	2013
Brooksville, FL	(h	)	206	791	—		997	129	12/18/2013	2013
Cathedral City, CA	(h	)	658	1,908	—		2,566	265	9/19/2014	2014
Cheyenne, WY	(h	)	148	986	—		1,134	150	4/23/2014	2014
Coachella, CA	(h	)	450	1,634	—		2,084	251	2/19/2014	2013
Empire, CA	(h	)	239	1,527	—		1,766	221	6/27/2014	2014
Ft. Lauderdale, FL	(h	)	443	1,361	—		1,804	210	12/18/2013	2013
Fresno, CA	(h	)	488	1,553	—		2,041	241	2/19/2014	2013
Holtville, CA	(h	)	317	1,609	—		1,926	247	2/19/2014	2013
Indio, CA	(h	)	393	1,636	—		2,029	236	6/25/2014	2014
Irvington, AL	(h	)	217	814	—		1,031	135	12/27/2013	2013
Jay, FL	(h	)	190	1,002	—		1,192	167	2/25/2014	2013
Jonesboro, GA	(h	)	297	1,098	—		1,395	173	2/14/2014	2013
Kissimmee, FL	(h	)	622	1,226	—		1,848	178	8/27/2014	2014
LaBelle, FL	(h	)	268	1,037	—		1,305	170	2/28/2014	2014
Lake Elsinor, CA	(h	)	417	1,682	—		2,099	254	3/3/2014	2013
Lakeland, FL	(h	)	353	937	—		1,290	141	6/30/2014	2014
Little Rock, CA	(h	)	499	1,730	—		2,229	221	2/19/2015	2014
Melbourne, FL	(h	)	362	883	—		1,245	139	2/28/2014	2014
Oshkosh, WI	(h	)	361	815	—		1,176	129	2/25/2014	2013
Palmdale, CA	(h	)	372	1,822	—		2,194	227	3/30/2015	2014
Pensacola, FL	(h	)	509	791	—		1,300	125	3/27/2014	2014
Pine Lake, GA	(h	)	639	897	—		1,536	132	8/26/2014	2014
Riverside, CA	(h	)	736	1,558	—		2,294	233	4/4/2014	2014
San Jacinto, CA	(h	)	430	1,682	—		2,112	239	7/18/2014	2014
Statesboro, GA	(h	)	347	800	—		1,147	129	2/14/2014	2013
Stockton, CA	(h	)	202	1,817	—		2,019	250	9/19/2014	2014
Taft, CA	(h	)	255	1,422	—		1,677	238	8/23/2013	2013
Tampa, FL	(h	)	563	737	—		1,300	121	12/18/2013	2013
Tampa, FL	(h	)	482	920	—		1,402	149	12/18/2013	2013
Terra Bella, CA	(h	)	332	1,394	—		1,726	215	2/19/2014	2013
Tuscaloosa, AL	(h	)	534	817	—		1,351	135	12/27/2013	2013
Flower Foods:
Orlando, FL	(h	)	418	387	—		805	54	9/11/2014	2013
Waldorf, MD	(h	)	398	1,045	—		1,443	163	9/11/2014	2013
Food 4 Less:
Atwater, CA	(h	)	$1,383	$5,271	$—		$6,654	$919	11/27/2013	2002
Fountain Square:
Brookfield, WI	(h	)	6,508	28,634	25		35,167	2,760	1/17/2017	2006
Fourth Creek Landing:
Statesville, NC	(h	)	1,375	7,795	—		9,170	1,809	3/26/2013	2012
Fresenius Medical Care:
West Plains, MI	(h	)	557	3,097	—		3,654	439	7/2/2014	2014
Fresh Market Center:
Glen Ellyn, IL	$4,750		2,767	6,403	(3,493)		5,677	26	9/30/2014	2014
Fresh Thyme:
Indianapolis, IN	(h	)	1,087	6,019	—		7,106	914	10/31/2014	2014
Northville, MI	(h	)	1,598	7,796	—		9,394	877	12/21/2015	2015
Fresh Thyme & DSW:
Fort Wayne, IN	(h	)	1,740	4,153	612		6,505	693	9/30/2014	1985
Giant Eagle:
Seven Fields, PA	7,530		1,574	13,659	—		15,233	1,991	5/7/2014	2005
Harbor Town Center:
Manitowoc, WI	9,750		3,568	13,209	(1,799)		14,978	436	4/24/2015	2005
Haverty Furniture:
Midland, TX	(h	)	709	1,294	—		2,003	332	8/7/2013	2012
HEB Center:
Waxahachie, TX	7,000		3,465	7,952	273		11,690	1,609	6/27/2012	1997
Hickory Flat Commons:
Canton, GA	9,850		4,482	13,174	164		17,820	2,574	12/18/2012	2008
Hobby Lobby:
Lewisville, TX	(h	)	2,184	8,977	—		11,161	1,511	11/26/2013	2013
Home Depot:
Lincoln, NE	(h	)	6,339	5,937	—		12,276	673	10/22/2015	1993
North Canton, OH	7,234		2,203	12,012	360		14,575	2,288	12/20/2012	1998
Plainwell, MI	(h	)	521	11,905	(12,426	)(i)	—	—	5/16/2013	2002
Inglewood Plaza:
Inglewood, CA	12,700		9,880	14,099	(23,979	)(i)	—	—	9/12/2014	2008
Jewel-Osco
Plainfield, IL	(h	)	—	—	11,151		11,151	306	11/14/2018	2001
Kirklands:
Dothan, AL	(h	)	486	946	—		1,432	178	8/5/2014	2014
Kohl’s:
Chartlottesville, VA	8,745		3,929	12,280	—		16,209	1,739	7/28/2014	2011
Easton, MD	(h	)	2,962	2,661	—		5,623	269	12/2/2015	1992
Kroger:
Shelton, WA	(h	)	1,180	11,040	—		12,220	1,830	4/30/2014	1994
Whitehall, OH	4,066		581	6,628	224		7,433	1,167	12/16/2013	1994
Kum & Go:
Conway, AR	(h	)	510	2,577	—		3,087	363	6/13/2014	2014
LA Fitness:
Bloomfield Township, MI	(h	)	2,287	10,075	—		12,362	1,857	6/21/2013	2008
Columbus, OH	(h	)	1,013	6,734	—		7,747	873	4/29/2015	2014
Garland, TX	(h	)	2,005	6,861	—		8,866	1,086	12/20/2013	2013
Houston, TX	(h	)	5,764	5,994	—		11,758	1,002	9/30/2013	2013
New Lenox, IL	(h	)	1,965	6,257	—		8,222	660	12/21/2015	2015
Riverside, CA	(h	)	2,557	9,951	—		12,508	1,708	8/2/2013	2010
Lafayette Pavilions:
Lafayette, IN	(h	)	$7,632	$42,497	$(50,129	)(i)	$—	$—	2/6/2015	2006
Logan’s Roadhouse:
Lancaster, TX	(h	)	1,203	1,620	—		2,823	317	10/23/2012	2011
Sanford, FL	(h	)	1,031	1,807	—		2,838	355	10/23/2012	1999
Troy, OH	(h	)	992	1,577	(1,383)		1,186	67	10/23/2012	2011
Lord Salisbury Center:
Salisbury, MD	(h	)	6,949	12,179	(19,128	)(i)	—	—	3/11/2016	2005
Lowe’s:
Adrian, MI	(h	)	2,604	5,036	30		7,670	1,098	9/27/2013	1996
Alpharetta, GA	$12,300		7,979	9,630	403		18,012	1,305	5/29/2015	1998
Asheboro, NC	(h	)	1,098	6,722	—		7,820	1,005	6/23/2014	1994
Cincinnati, OH	(h	)	14,092	—	—		14,092	—	2/10/2014	2001
Columbia, SC	5,964		3,943	6,353	750		11,046	1,263	9/12/2013	1994
Covington, LA	5,648		10,233	—	—		10,233	—	8/20/2014	2002
Lilburn, GA	12,500		8,817	9,380	385		18,582	1,264	5/29/2015	1999
Mansfield, OH	(h	)	873	8,256	26		9,155	1,262	6/12/2014	1992
Marietta, GA	11,000		7,471	8,404	392		16,267	1,150	5/29/2015	1997
Oxford, AL	(h	)	1,668	7,622	369		9,659	1,564	6/28/2013	1999
Tuscaloosa, AL	(h	)	4,908	4,786	9		9,703	849	10/29/2013	1993
Woodstock, GA	11,200		7,316	8,879	392		16,587	1,213	5/29/2015	1997
Zanesville, OH	(h	)	2,161	8,375	297		10,833	1,392	12/11/2013	1995
Market Heights Shopping Center:
Harker Heights, TX	47,000		12,888	64,105	(76,993	)(i)	—	—	11/25/2013	2012
Marketplace at the Lakes:
West Covina, CA	—		10,020	8,664	(18,684	)(i)	—	—	9/30/2013	1994
Mattress Firm:
Ashtabula, OH	(h	)	301	1,965	—		2,266	215	3/23/2016	2015
Mattress Firm & Aspen Dental:
Vienna, WV	—		774	2,466	—		3,240	439	9/15/2014	2014
Mattress Firm & Five Guys:
Muskegon, MI	(h	)	813	1,766	(284)		2,295	—	8/29/2014	2014
McAlister’s Deli:
Lawton, OK	(h	)	805	1,057	—		1,862	165	5/1/2014	2013
McGowin Park:
Mobile, AL	42,765		2,243	69,357	—		71,600	5,984	4/26/2017	2016
Melody Mountain:
Ashland, KY	7,376		1,286	9,879	(1,875)		9,290	—	9/1/2015	2013
Merchants Tire & Auto:
Wake Forest, NC	(h	)	782	1,730	—		2,512	195	9/1/2015	2005
Mister Car Wash:
Athens, AL	(h	)	383	1,150	—		1,533	76	9/12/2017	2008
Decatur, AL	(h	)	257	559	—		816	40	9/12/2017	2005
Decatur, AL	(h	)	486	1,253	—		1,739	95	9/12/2017	2014
Decatur, AL	(h	)	359	1,152	—		1,511	86	9/12/2017	2007
Hartselle, AL	(h	)	360	569	—		929	42	9/12/2017	2007
Madison, AL	(h	)	562	1,139	—		1,701	88	9/12/2017	2012
Morganton Heights:
Morganton, NC	22,800		7,032	29,763	30		36,825	5,295	4/29/2015	2013
National Tire & Battery:
Cedar Hill, TX	(h	)	469	1,951	—		2,420	352	12/18/2012	2006
Cypress, TX	(h	)	910	2,224	—		3,134	269	9/1/2015	2005
National Tire & Battery (continued):
Flower Mound, TX	(h	)	$779	$2,449	$—		$3,228	$285	9/1/2015	2005
Fort Worth, TX	(h	)	936	1,234	—		2,170	209	8/23/2013	2005
Fort Worth, TX	(h	)	730	2,309	—		3,039	268	9/1/2015	2005
Frisco, TX	(h	)	844	1,608	—		2,452	271	8/23/2013	2007
Montgomery, IL	(h	)	516	2,494	—		3,010	452	1/15/2013	2007
North Richland Hills, TX	(h	)	513	2,579	—		3,092	308	9/1/2015	2005
Pasadena, TX	(h	)	908	2,307	—		3,215	279	9/1/2015	2005
Pearland, TX	(h	)	1,016	2,040	—		3,056	242	9/1/2015	2005
Plano, TX	(h	)	1,292	2,197	—		3,489	260	9/1/2015	2005
Tomball, TX	(h	)	838	2,229	—		3,067	262	9/1/2015	2005
Natural Grocers:
Idaho Falls, ID	(h	)	833	2,316	—		3,149	361	2/14/2014	2013
Nordstrom Rack:
Tampa, FL	$6,880		3,371	6,402	242		10,015	1,543	4/16/2012	2010
North Logan Commons:
Loganville, GA	—		4,535	11,826	28		16,389	1,577	9/22/2016	2009
O’Reilly Auto Parts:
Clayton, GA	(h	)	501	945	—		1,446	97	1/29/2016	2015
Owensboro Towne Center:
Owensboro, KY	14,027		3,807	16,259	788		20,854	1,968	1/12/2016	1996
Park Place:
Enterprise, AL	(h	)	931	8,595	(9,526	)(i)	—	—	8/30/2013	2012
Parkway Centre South:
Grove City, OH	14,250		7,027	18,223	(2,843)		22,407	579	7/15/2016	2005
Pecanland Plaza:
Monroe, LA	(h	)	2,206	18,957	(21,163	)(i)	—	—	10/13/2015	2008
PetSmart:
Wilkesboro, NC	(h	)	447	1,710	—		2,157	356	4/13/2012	2011
PetSmart/Old Navy:
Reynoldsburg, OH	3,658		1,295	4,077	—		5,372	859	12/14/2012	2012
Pick ’n Save:
Pewaukee, WI	(h	)	1,323	6,761	257		8,341	1,101	8/13/2014	1999
Sheboygan, WI	(h	)	2,003	10,695	—		12,698	2,059	9/6/2012	2012
South Milwaukee, WI	(h	)	1,126	5,706	—		6,832	908	11/6/2013	2005
Plainfield Plaza:
Plainfield, IL	(h	)	3,167	14,788	(2,385)		15,570	359	12/3/2015	2002
Plaza San Mateo:
Albuquerque, NM	—		2,867	11,582	(4,018)		10,431	54	5/2/2014	2014
Popeyes:
Independence, MO	(h	)	333	680	—		1,013	98	6/27/2014	2005
Poplar Springs Plaza:
Duncan, SC	5,000		1,862	5,277	478		7,617	1,097	5/24/2013	1995
Raising Cane’s:
Phoenix, AZ	(h	)	761	1,972	(2,733	)(i)	—	—	3/28/2014	2011
Rolling Acres Plaza:
Lady Lake, FL	21,930		7,540	26,839	(4,093)		30,286	644	9/1/2016	2005
Ross:
Fort Worth, TX	—		—	—	—		—	—	10/4/2012	1977
Rushmore Crossing:
Rapid City, SD	22,568		7,066	33,019	(40,085	)(i)	—	—	1/2/2014	2012
Rapid City, SD	(h	)	883	4,128	(5,011	)(i)	—	—	1/2/2014	2012
Sherwin-Williams:
Macon, GA	(h	)	$59	$659	$—		$718	$81	4/16/2015	2015
Shippensburg Market Place:
Shippensburg, PA	(h	)	1,917	9,263	(3,530)		7,650	—	9/18/2014	2002
Shoppes at Stroud:
Stroud Township, PA	(h	)	3,754	22,614	(2,220)		24,148	576	10/29/2014	2007
Southwest Plaza:
Springfield, IL	(h	)	2,992	48,935	(23,580)		28,347	564	9/18/2014	2003
Spinx:
Simpsonville, SC	(h	)	591	969	—		1,560	170	1/24/2013	2012
Springfield Commons:
Springfield, OH	$11,250		3,745	15,049	187		18,981	2,088	5/5/2015	1995
Sprouts:
Bixby, OK	(h	)	1,320	7,117	—		8,437	1,184	7/26/2013	2013
Stoneridge Village:
Jefferson City, MO	6,500		1,830	9,351	—		11,181	1,606	6/30/2014	2012
Summerfield Crossing:
Riverview, FL	7,310		6,130	6,753	(1,159)		11,724	175	7/12/2013	2013
Sunbelt Rentals:
Canton, OH	(h	)	147	1,679	—		1,826	357	10/24/2013	2013
Sunoco:
Palm Beach Gardens, FL	(h	)	1,050	2,667	—		3,717	448	4/12/2013	2009
Palm City, FL	(h	)	667	1,698	—		2,365	286	4/12/2013	2011
Palm Springs, FL	(h	)	580	1,907	—		2,487	321	4/12/2013	2011
Sebastian, FL	(h	)	490	2,128	—		2,618	358	4/12/2013	2009
Titusville, FL	(h	)	626	2,534	—		3,160	426	4/12/2013	2009
Sutters Creek:
Rocky Mount, NC	(h	)	1,458	2,616	283		4,357	517	1/31/2014	2012
Target Center:
Columbia, SC	5,450		3,234	7,297	(710)		9,821	187	3/31/2014	2012
Terrell Mill Village:
Marietta, GA	7,500		3,079	11,185	(14,264	)(i)	—	—	1/31/2014	2012
TGI Friday’s:
Chesapeake, VA	(h	)	1,217	1,388	—		2,605	205	6/27/2014	2003
Wilmington, DE	(h	)	1,685	969	—		2,654	146	6/27/2014	1991
The Center at Hobbs Brook:
Sturbridge, MA	21,500		11,241	29,152	928		41,321	3,643	6/29/2016	1999
The Market at Clifty Crossing:
Columbus, IN	(h	)	2,669	16,308	113		19,090	4,049	10/31/2014	1989
The Market at Polaris:
Columbus, OH	(h	)	11,828	41,702	(32,758)		20,772	460	12/6/2013	2005
The Marquis:
Williamsburg, VA	8,556		2,615	11,406	—		14,021	2,294	9/21/2012	2007
The Plant:
San Jose, CA	123,000		67,596	108,203	450		176,249	21,309	4/15/2013	2008
The Ridge at Turtle Creek:
Hattiesburg, MS	9,900		2,749	12,434	(3,482)		11,701	—	2/27/2015	2011
Bluffton, SC	(h	)	645	1,688	—		2,333	191	9/1/2015	2005
Summerville, SC	(h	)	1,208	1,233	—		2,441	144	9/1/2015	2005
Tarpon Springs, FL	(h	)	427	1,458	(1,885	)(i)	—	—	11/30/2012	2003
Tire Kingdom & Starbucks:
Mount Pleasant, SC	2,400		1,291	3,149	(502)		3,938	76	9/1/2015	2005
Tractor Supply:
Ashland, VA	(h	)	$500	$2,696	$—		$3,196	$438	11/22/2013	2013
Augusta, KS	(h	)	407	2,315	—		2,722	368	1/10/2014	2013
Cambridge, MN	(h	)	807	1,272	28		2,107	298	5/14/2012	2012
Canon City, CO	(h	)	597	2,527	—		3,124	450	11/30/2012	2012
Fortuna, CA	(h	)	568	3,819	—		4,387	572	6/27/2014	2014
Lumberton, NC	(h	)	611	2,007	—		2,618	380	5/24/2013	2013
Marion, IN	(h	)	1,536	1,099	—		2,635	189	2/19/2014	2004
Monticello, FL	(h	)	448	1,916	—		2,364	360	6/20/2013	2013
South Hill, VA	(h	)	630	2,179	—		2,809	386	6/24/2013	2011
Weaverville, NC	(h	)	867	3,138	—		4,005	538	9/13/2013	2006
Woodward, OK	(h	)	446	1,973	—		2,419	346	11/19/2013	2013
Trader Joe’s:
Asheville, NC	(h	)	2,770	3,766	—		6,536	641	10/22/2013	2013
Columbia, SC	(h	)	2,308	2,597	—		4,905	518	3/28/2013	2012
Wilmington, NC	(h	)	2,016	2,519	—		4,535	546	6/27/2013	2012
Turfway Crossing:
Florence, KY	$8,480		2,261	10,323	418		13,002	1,850	5/27/2014	2002
Ulta Salon:
Albany, GA	(h	)	441	1,757	—		2,198	266	5/8/2014	2013
Greeley, CO	(h	)	596	2,035	—		2,631	260	3/31/2015	2014
United Oil:
Bellflower, CA	(h	)	1,246	788	—		2,034	105	9/30/2014	2001
Brea, CA	(h	)	2,393	658	—		3,051	87	9/30/2014	1984
El Cajon, CA	(h	)	1,533	568	—		2,101	76	9/30/2014	2008
El Cajon, CA	(h	)	1,225	368	—		1,593	49	9/30/2014	2000
El Monte, CA	(h	)	766	510	—		1,276	68	9/30/2014	1994
Escondido, CA	(h	)	3,514	1,062	—		4,576	141	9/30/2014	2002
Glendale, CA	(h	)	4,871	795	—		5,666	106	9/30/2014	1999
Inglewood, CA	(h	)	1,809	878	—		2,687	117	9/30/2014	1997
La Habra, CA	(h	)	1,971	571	—		2,542	76	9/30/2014	2000
Lawndale, CA	(h	)	1,462	862	—		2,324	115	9/30/2014	2001
Long Beach, CA	(h	)	2,778	883	—		3,661	117	9/30/2014	1972
Los Angeles, CA	(h	)	2,334	717	—		3,051	95	9/30/2014	2002
Los Angeles, CA	(h	)	3,552	1,242	—		4,794	165	9/30/2014	2002
Los Angeles, CA	(h	)	2,745	669	—		3,414	89	9/30/2014	1998
Los Angeles, CA	(h	)	3,930	428	—		4,358	57	9/30/2014	2005
Los Angeles, CA	(h	)	1,927	1,484	—		3,411	197	9/30/2014	2007
Los Angeles, CA	(h	)	2,182	701	—		2,883	93	9/30/2014	1964
Madera, CA	—		1,500	3,804	—		5,304	83	9/27/2019	2018
Norco, CA	(h	)	1,852	1,489	—		3,341	198	9/30/2014	1995
Poway, CA	(h	)	3,072	705	—		3,777	94	9/30/2014	1960
San Diego, CA	(h	)	2,977	1,448	—		4,425	192	9/30/2014	1984
San Diego, CA	(h	)	1,877	883	—		2,760	117	9/30/2014	2006
San Diego, CA	(h	)	1,824	382	—		2,206	51	9/30/2014	2006
Santa Clarita, CA	(h	)	4,787	733	—		5,520	97	9/30/2014	2001
Sun City, CA	(h	)	1,136	1,421	—		2,557	189	9/30/2014	1984
Vista, CA	(h	)	2,063	334	—		2,397	44	9/30/2014	1986
Vista, CA	(h	)	2,028	418	—		2,446	56	9/30/2014	2010
Whittier, CA	(h	)	1,629	985	—		2,614	131	9/30/2014	1997
University Marketplace:
Marion, IN	—		850	6,722	(1,993	)(i)	5,579	1,099	3/22/2013	2012
Urban Air Adventure Park:
Waukesha, WI	(h	)	$3,408	$12,918	$—		$16,326	$1,728	9/29/2014	2007
Vacant:
Appleton, WI	(h	)	895	1,026	—		1,921	128	11/18/2015	2015
Ballard, UT	(h	)	334	2,865	(1,392)		1,807	10	3/4/2016	2015
Broken Bow, NE	(h	)	244	1,733	—		1,977	282	6/19/2014	2007
Cherokee, IA	(h	)	217	3,326	(1,911)		1,632	9	12/23/2015	2015
Cokato, MN	(h	)	358	3,229	(1,768)		1,819	—	12/23/2015	2015
Danville, VA	(h	)	274	1,514	(1,062)		726	18	4/29/2014	2014
Georgetown, KY	$—		1,048	1,452	(2,500	)(i)	—	—	6/11/2014	2004
Greenville, SC	(h	)	672	1,737	(1,406)		1,003	39	6/27/2014	2004
Nampa, ID	(h	)	449	2,213	(1,482)		1,180	6	3/31/2014	1972
St. Louis, MO	—		1,254	3,354	(4,608	)(i)	—	—	3/28/2014	1988
Valentine, NE	(h	)	395	3,549	(2,403)		1,541	10	6/30/2014	2014
Ventura Place:
Albuquerque, NM	(h	)	5,203	7,998	(5,065)		8,136	34	4/29/2015	2008
Village at Hereford Farms:
Grovetown, GA	—		1,222	5,912	(7,134	)(i)	—	—	9/26/2014	2009
Wal-Mart:
Anderson, SC	(h	)	2,424	9,719	—		12,143	1,007	11/5/2015	2015
Florence, SC	(h	)	2,013	9,225	—		11,238	951	11/5/2015	2015
Perry, GA	7,095		2,270	11,053	—		13,323	2,051	6/4/2013	1999
Summerville, SC	4,300		2,410	2,098	—		4,508	252	9/18/2015	2015
Tallahassee, FL	8,157		14,823	—	—		14,823	—	12/11/2012	2008
York, SC	(h	)	1,913	11,410	—		13,323	2,103	6/4/2013	1998
Walgreens:
Austintown, OH	(h	)	637	4,173	—		4,810	673	8/19/2013	2002
Chicopee, MA	3,894		2,094	4,945	—		7,039	648	10/23/2014	2008
Connelly Springs, NC	(h	)	1,349	3,628	—		4,977	600	8/27/2013	2012
Danville, VA	(h	)	989	4,547	—		5,536	857	12/24/2012	2012
Dearborn Heights, MI	(h	)	2,236	3,411	—		5,647	569	7/9/2013	2008
East Chicago, IN	(h	)	331	5,242	—		5,573	707	8/8/2014	2005
Fort Madison, IA	(h	)	514	3,723	—		4,237	604	9/20/2013	2008
Hickory, NC	(h	)	1,100	4,241	—		5,341	757	2/28/2013	2009
Huntsville, AL	3,273		1,931	2,457	97		4,485	463	3/15/2013	2001
Kannapolis, NC	3,966		1,480	5,031	—		6,511	847	6/12/2013	2012
Las Vegas, NV	(h	)	2,325	3,262	70		5,657	539	9/26/2013	1999
Lawton, OK	(h	)	860	2,539	106		3,505	426	7/3/2013	1998
Little Rock, AR	(h	)	548	4,676	—		5,224	650	6/30/2014	2011
Lubbock, TX	(h	)	565	3,257	103		3,925	603	10/11/2012	2000
Lubbock, TX	(h	)	531	2,951	102		3,584	542	10/11/2012	1998
Metropolis, IL	(h	)	284	4,991	—		5,275	673	8/8/2014	2009
Mobile, AL	(h	)	1,603	3,161	—		4,764	508	11/7/2013	2013
Pine Bluff, AR	(h	)	248	5,229	—		5,477	848	9/17/2013	2012
Sacramento, CA	(h	)	324	2,669	—		2,993	388	6/30/2014	2008
Springfield, IL	(h	)	830	3,619	—		4,449	710	5/14/2012	2007
Suffolk, VA	(h	)	1,261	3,461	—		4,722	713	5/14/2012	2007
Sun City, AZ	(h	)	837	2,484	245		3,566	379	5/6/2014	2000
Tarboro, NC	(h	)	755	3,634	—		4,389	501	8/22/2014	2014
Walgreens/KeyBank:
Newburgh, NY	5,000		3,280	5,441	—		8,721	856	9/16/2013	2010
Wallace Commons:
Salisbury, NC	$7,590		$3,265	$8,058	$—		$11,323	$1,473	12/21/2012	2009
Wallace Commons II:
Salisbury, NC	(h	)	2,231	8,479	—		10,710	1,400	2/28/2014	2013
Warrenton Highlands:
Warrenton, OR	(h	)	2,139	5,774	(7,913	)(i)	—	—	5/29/2013	2011
Waterford South Park:
Clarksville, IN	7,200		2,946	8,564	45		11,555	1,828	4/12/2013	2006
Wendy’s:
Grafton, VA	(h	)	539	894	—		1,433	130	6/27/2014	1985
Westminster, CO	(h	)	596	1,108	—		1,704	160	6/27/2014	1986
West Marine:
Panama City, FL	(h	)	676	2,219	—		2,895	329	4/24/2015	2014
Pensacola, FL	(h	)	1,107	3,398	—		4,505	494	2/27/2015	2015
Westover Market:
San Antonio, TX	6,200		2,705	7,959	(6,264)		4,400	50	7/10/2013	2013
Winn-Dixie:
Walker, LA	(h	)	900	3,909	—		4,809	557	6/27/2014	1999

	$726,262		$796,835	$2,172,782	$(439,306)		$2,530,311	$243,122

(a)	As of December 31, 2019, the Company owned 334 retail properties, 59 anchored shopping centers and three industrial and distribution properties.
(b)	Consists of capital expenditures and real estate development costs, and impairment charges.
(c)	The aggregate cost for federal income tax purposes was $3.1 billion.
(d)	The following is a reconciliation of total real estate carrying value for the years ended December 31 (in thousands):

	2019	2018	2017
Balance, beginning of period	$4,444,041	$4,564,592	$4,370,629
Additions
Acquisitions	5,305	11,151	261,660
Joint Venture Purchased	—	—	—
Improvements	13,832	6,135	13,708
Adjustment to basis	—	—	—

Total additions	$19,137	$17,286	$275,368

Less: Deductions
Cost of real estate sold	1,448,915	61,891	78,700
Adjustment to basis	—	—	—
Other (including provisions for impairment of real estate assets)	483,952	75,946	2,705

Total deductions	1,932,867	137,837	81,405

Balance, end of period	$2,530,311	$4,444,041	$4,564,592

(e)	Gross intangible lease assets of $313.1 million and the associated accumulated amortization of $131.0 million are not reflected in the table above.

(f)	The following is a reconciliation of accumulated depreciation for the years ended December 31 (in thousands):

	2019	2018	2017
Balance, beginning of period	$385,245	$334,476	$245,425
Additions
Acquisitions — Depreciation expense for building, acquisitions costs and tenant improvements acquired	73,790	92,998	93,170
Improvements — Depreciation expense for tenant improvements and building equipment	2,352	2,481	1,679

Total additions	$76,142	$95,479	$94,849

Deductions
Cost of real estate sold	144,820	6,901	5,552
Other (including provisions for impairment of real estate assets)	73,445	37,809	246

Total deductions	218,265	44,710	5,798

Balance, end of period	$243,122	$385,245	$334,476

(g)

The Company’s assets are depreciated or amortized using the straight-line method over the useful lives of the assets by class. Generally, buildings are depreciated over 40 years, site improvements are amortized over 15 years and tenant improvements are amortized over the remaining life of the lease or the useful life, whichever is shorter.

(h)	Property is included in the Credit Facility’s borrowing base. As of December 31, 2019, the Company had $885.0 million outstanding under the Credit Facility.
(i)	Asset held for sale or partially held for sale as of December 31, 2019.